Ballast Small/Mid Cap ETF
Schedule of Investments
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.38% Shares Fair Value
Communications — 1.26%
TripAdvisor, Inc.
(a)
135,108 $ 1,995,545
Consumer Discretionary — 17.87%
America's Car-Mart, Inc.
(a)
36,454 1,868,268
BorgWarner, Inc. 69,740 2,217,035
Cavco Industries, Inc.
(a)
11,991 5,350,743
Climb Global Solutions, Inc. 64,462 8,170,558
Global Business Travel Group, Inc.
(a)
283,328 2,629,284
Patrick Industries, Inc. 37,105 3,082,683
Phinia, Inc. 104,714 5,044,073
28,362,644
Consumer Staples — 3.82%
Ingles Markets, Inc., Class A 23,404 1,508,154
Turning Point Brands, Inc. 75,829 4,557,323
6,065,477
Energy — 9.39%
Epsilon Energy Ltd. 309,707 1,923,280
Green Plains, Inc.
(a)
143,214 1,357,669
Kosmos Energy Ltd.
(a)
673,136 2,302,125
Sitio Royalties Corp., Class A 82,370 1,579,857
Solaris Oilfield Infrastructure, Inc., Class A 223,134 6,421,797
Unit Corp. 44,121 1,332,454
14,917,182
Financials — 14.11%
Capital Bancorp, Inc. 151,767 4,325,360
Federal Agricultural Mortgage Corp., Class C 28,049 5,524,250
International General Insurance Holdings Ltd. 214,597 5,098,825
International Money Express, Inc.
(a)
159,253 3,317,240
MGIC Investment Corp. 174,949 4,148,041
22,413,716
Health Care — 3.41%
Bausch + Lomb Corp.
(a)
160,336 2,895,668
iRadimed Corp. 30,360 1,669,800
QuidelOrtho Corp.
(a)
19,090 850,460
5,415,928
Industrials — 13.62%
AZZ, Inc. 50,696 4,153,015
Bel Fuse, Inc., Class B 52,587 4,336,850
Brink's Co. (The) 30,260 2,807,220
Hillman Solutions Corp.
(a)
290,025 2,824,844
Landstar System, Inc. 18,289 3,143,148
Lennox International, Inc. 2,333 1,421,497
Terex Corp. 34,475 1,593,435
Timken Co. (The) 18,893 1,348,393
21,628,402

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
COMMON STOCKS — 98.38% - continued Shares Fair Value
Materials — 17.50%
Bioceres Crop Solutions Corp.
(a)
332,425 $ 2,021,144
CONSOL Energy, Inc. 37,402 3,990,045
Eagle Materials, Inc. 15,502 3,825,274
Ecovyst, Inc.
(a)
368,583 2,815,974
Ferroglobe plc 569,542 2,164,260
Natural Resource Partners, L.P. 80,019 8,882,109
Northern Technologies International Corp. 107,351 1,448,165
TimkenSteel Corp.
(a)
107,815 1,523,426
UFP Technologies, Inc.
(a)
4,598 1,124,257
27,794,654
Real Estate — 3.94%
EPR Properties 55,462 2,455,857
GEO Group, Inc. (The)
(a)
135,912 3,802,818
6,258,675
Technology — 13.46%
Amdocs Ltd. 16,731 1,424,477
Cass Information Systems, Inc. 83,168 3,402,402
CompoSecure, Inc. 143,550 2,200,622
Consensus Cloud Solutions, Inc.
(a)
23,453 559,589
Extreme Networks, Inc.
(a)
101,209 1,694,239
Genpact Ltd. 57,464 2,468,078
IPG Photonics Corp.
(a)
24,690 1,795,457
Knowles Corp.
(a)
111,597 2,224,128
RCM Technologies, Inc.
(a)
103,016 2,282,835
Teradata Corp.
(a)
106,933 3,330,963
21,382,790
Total Common Stocks (Cost $133,686,546) 156,235,013
Total Investments — 98.38% (Cost $133,686,546) 156,235,013
Other Assets in Excess of Liabilities — 1.62% 2,570,210
NET ASSETS — 100.00% $ 158,805,223
(a) Non-income producing security.